Advertising - Advertising and Marketing Expenses For The Three Months Ended November 30, 2014 and November 30, 2013 Was $4,433 and $1,488 Respectively. (Policies)	3 Months Ended
Nov. 30, 2014
Policies
Advertising - Advertising and Marketing Expenses For The Three Months Ended November 30, 2014 and November 30, 2013 Was $4,433 and $1,488 Respectively.	Advertising - Advertising and marketing expenses for the three months ended November 30, 2014 and November 30, 2013 was $4,433 and $1,488 respectively.